Summary of Significant Accounting Policies- Property & Equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,622	$ 3,398
Less: Accumulated depreciation and amortization	(1,577)	(1,440)
Total property and equipment, net	$ 2,045	1,958
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Total property and equipment, gross	$ 520	497
Technology equipment
Property, Plant and Equipment [Line Items]
Useful Life (in years)	3 years
Total property and equipment, gross	$ 351	282
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,512	2,380
Vehicles
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Total property and equipment, gross	$ 239	$ 239